Note 12 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) (Parentheticals) $ in Thousands	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Feb. 22, 2018 CAD ($)	Oct. 05, 2016 CAD ($)	Jan. 29, 2014 USD ($)
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	6.75%	6.75%	6.75%
Notional amount	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	6.75%	6.75%		6.75%
Notional amount	$ 160,000,000	$ 160,000,000	$ 160,000,000		$ 160,000,000
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%		6.50%			6.50%
Notional amount						$ 150,000